CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2015	Dec. 31, 2014
Shareholders' Equity
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	50,000,000	50,000,000
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	200,000,000	200,000,000
Common stock, shares issued (in shares)	23,431,370	23,431,370
Common stock, shares outstanding (in shares)	22,560,531	23,431,370